Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Not later than 1 year [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 74	€ 88
Not later than 1 year [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	41	53
1-5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	143	189
1-5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	104	124
Later than 5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	201	231
Later than 5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 27	€ 32